EVENTS AFTER THE REPORTING PERIOD - Sale of TNS in Kazakhstan (Details) - Sale of TNS in Kazakhstan - TNS Plus LLP $ in Millions	May 28, 2024 USD ($)
Disclosure of non-adjusting events after reporting period
Proportion of ownership interest in subsidiary	49.00%
Consideration received in cash	$ 137.5